Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.7%)
Cable One, Inc.	2,650	4,805
Iridium Communications, Inc. *	70,605	2,814
John Wiley & Sons, Inc. - Class A	23,128	1,207
The New York Times Co. - Class A	89,426	4,406
TEGNA, Inc.	118,738	2,342
Telephone and Data Systems, Inc.	52,539	1,024
TripAdvisor, Inc. *	52,410	1,774
World Wrestling Entertainment, Inc.- Class A	23,990	1,350
Yelp, Inc. *	36,785	1,370

Total		21,092

Consumer Discretionary (15.0%)
Adient PLC *	50,173	2,080
American Eagle Outfitters, Inc.	81,526	2,103
AutoNation, Inc. *	23,372	2,846
Boyd Gaming Corp. *	43,963	2,781
Brunswick Corp.	41,483	3,952
Callaway Golf Co. *	62,816	1,736
Capri Holdings, Ltd. *	81,321	3,937
Carter’s, Inc.	23,582	2,293
Choice Hotels International, Inc.	17,617	2,226
Churchill Downs, Inc.	18,529	4,448
Columbia Sportswear Co.	18,714	1,793
Cracker Barrel Old Country Store, Inc.	12,640	1,768
Crocs, Inc. *	33,384	4,790
Dana Holding Corp.	77,286	1,719
Deckers Outdoor Corp. *	14,807	5,333
Dick’s Sporting Goods, Inc.	34,996	4,191
Five Below, Inc. *	29,962	5,298
Foot Locker, Inc.	48,217	2,202
Fox Factory Holding Corp. *	22,462	3,247
GameStop Corp. - Class A *	33,283	5,840
Gentex Corp.	128,097	4,225
The Goodyear Tire & Rubber Co. *	150,482	2,663
Graham Holdings Co. - Class B	2,145	1,264
Grand Canyon Education, Inc. *	24,204	2,129

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
H&R Block, Inc.	95,243	2,381
Harley-Davidson, Inc.	82,255	3,011
Helen of Troy, Ltd. *	12,892	2,896
Jack in the Box, Inc.	11,631	1,132
KB Home	48,246	1,878
Kohl’s Corp.	83,492	3,932
Lear Corp.	32,011	5,009
Lithia Motors, Inc. - Class A	16,186	5,132
Marriott Vacations Worldwide Corp.	22,831	3,592
Mattel, Inc. *	186,239	3,457
Murphy USA, Inc.	12,706	2,125
Nordstrom, Inc. *	59,797	1,582
Ollie’s Bargain Outlet Holdings, Inc. *	32,505	1,959
Papa John’s International, Inc.	17,409	2,211
Polaris Industries, Inc.	30,482	3,647
Restoration Hardware, Inc. *	9,115	6,079
Scientific Games Corp. - Class A *	51,564	4,283
Service Corp. International	89,646	5,402
Six Flags Entertainment Corp. *	41,552	1,766
Skechers USA, Inc. - Class A *	71,967	3,031
Taylor Morrison Home Corp. *	67,074	1,729
Tempur Sealy International, Inc.	105,174	4,881
Texas Roadhouse, Inc.	37,386	3,414
Thor Industries, Inc.	29,583	3,632
Toll Brothers, Inc.	61,993	3,428
TopBuild Corp. *	17,626	3,610
Travel + Leisure Co.	46,006	2,509
TRI Pointe Homes, Inc. *	60,929	1,281
Urban Outfitters, Inc. *	35,300	1,048
Victoria’s Secret & Co. *	40,201	2,221
Visteon Corp. *	14,881	1,405
The Wendy’s Co.	94,962	2,059
Williams-Sonoma, Inc.	40,184	7,126
Wingstop, Inc.	15,908	2,608
Wyndham Hotels & Resorts, Inc.	50,062	3,864
YETI Holdings, Inc. *	46,806	4,011

Total		188,195

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (3.4%)
BJ’s Wholesale Club Holdings, Inc. *	73,205	4,020
The Boston Beer Co., Inc. - Class A *	5,016	2,557
Casey’s General Stores, Inc.	19,847	3,740
Coty, Inc. - Class A *	178,935	1,406
Darling Ingredients, Inc. *	86,708	6,234
Energizer Holdings, Inc.	33,722	1,317
Flowers Foods, Inc.	106,708	2,522
Grocery Outlet Holding Corp. *	46,855	1,011
The Hain Celestial Group, Inc. *	44,821	1,917
Ingredion, Inc.	35,821	3,188
Lancaster Colony Corp.	10,631	1,795
Nu Skin Enterprises, Inc.	26,791	1,084
Performance Food Group Co. *	82,007	3,810
Pilgrim’s Pride Corp. *	26,331	766
Post Holdings, Inc. *	31,347	3,453
Sanderson Farms, Inc.	11,347	2,136
Sprouts Farmers Market, Inc. *	61,109	1,416
Tootsie Roll Industries, Inc.	9,520	290

Total		42,662

Energy (2.5%)
Antero Midstream Corp.	173,686	1,810
ChampionX Corp. *	108,027	2,415
Cimarex Energy Co.	54,988	4,795
CNX Resources Corp. *	116,538	1,471
DT Midstream, Inc.	51,775	2,394
EQT Corp. *	161,679	3,308
Equitrans Midstream Corp.	217,945	2,210
HollyFrontier Corp.	79,674	2,640
Murphy Oil Corp.	78,049	1,949
NOV, Inc. *	209,191	2,742
Targa Resources Corp.	122,346	6,021

Total		31,755

Financials (14.8%)
Affiliated Managers Group, Inc.	22,047	3,331
Alleghany Corp. *	7,426	4,637
American Financial Group, Inc.	35,376	4,451

Index 400 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
Associated Banc-Corp.	81,401	1,744
BancorpSouth Bank	58,189	1,733
Bank of Hawaii Corp.	21,697	1,783
Bank OZK	65,386	2,810
Brighthouse Financial, Inc. *	44,554	2,015
Cathay General Bancorp	42,030	1,740
CIT Group, Inc.	52,871	2,747
CNO Financial Group, Inc.	68,531	1,613
Commerce Bancshares, Inc.	56,734	3,953
Cullen / Frost Bankers, Inc.	30,300	3,594
East West Bancorp, Inc.	75,906	5,886
Essent Group, Ltd.	59,895	2,636
Evercore, Inc. - Class A	21,227	2,837
F.N.B. Corp.	171,258	1,990
FactSet Research Systems, Inc.	20,210	7,979
Federated Investors, Inc. - Class B	52,278	1,699
First American Financial Corp.	58,748	3,939
First Financial Bankshares, Inc.	68,620	3,153
First Horizon National Corp.	294,381	4,795
FirstCash, Inc.	21,637	1,893
Fulton Financial Corp.	87,770	1,341
Glacier Bancorp, Inc.	57,928	3,206
Hancock Holding Co.	46,310	2,182
Hanover Insurance Group, Inc.	19,074	2,472
Home BancShares, Inc.	80,335	1,890
Interactive Brokers Group, Inc. - Class A	46,742	2,914
International Bancshares Corp.	28,616	1,192
Janus Henderson Group PLC	92,220	3,811
Jefferies Financial Group, Inc.	105,695	3,924
Kemper Corp.	32,018	2,139
Kinsale Capital Group, Inc.	11,419	1,846
LendingTree, Inc. *	6,152	860
Mercury General Corp.	14,365	800
MGIC Investment Corp.	181,335	2,713
Navient Corp.	89,797	1,772
New York Community Bancorp, Inc.	248,062	3,193
Old Republic International Corp.	151,848	3,512
PacWest Bancorp	62,534	2,834

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
Pinnacle Financial Partners, Inc.	40,621	3,822
Primerica, Inc.	21,098	3,241
PROG Holdings, Inc.	35,554	1,494
Prosperity Bancshares, Inc.	49,638	3,531
Reinsurance Group of America, Inc.	36,382	4,048
RenaissanceRe Holdings, Ltd.	25,217	3,515
RLI Corp.	21,236	2,129
SEI Investments Co.	57,427	3,405
Selective Insurance Group, Inc.	32,054	2,421
Signature Bank	32,442	8,833
SLM Corp.	163,669	2,881
Sterling Bancorp	103,342	2,579
Stifel Financial Corp.	56,103	3,813
Synovus Financial Corp.	78,529	3,447
Texas Capital Bancshares, Inc. *	26,912	1,615
UMB Financial Corp.	23,046	2,229
Umpqua Holdings Corp.	117,852	2,387
United Bankshares, Inc.	69,196	2,517
Unum Group	109,570	2,746
Valley National Bancorp	217,879	2,900
Washington Federal, Inc.	36,427	1,250
Webster Financial Corp.	48,287	2,630
Wintrust Financial Corp.	30,410	2,444
Total		185,436

Health Care (10.6%)
Acadia Healthcare Co., Inc. *	48,036	3,064
Amedisys, Inc. *	17,500	2,609
Arrowhead Pharmaceuticals, Inc. *	55,740	3,480
Chemed Corp.	8,420	3,916
Emergent Biosolutions, Inc. *	25,581	1,281
Encompass Health Corp.	53,251	3,996
Envista Holdings Corp. *	86,362	3,611
Exelixis, Inc. *	168,090	3,553
Globus Medical, Inc. - Class A *	41,995	3,218
Haemonetics Corp. *	27,133	1,915
Halozyme Therapeutics, Inc. *	76,158	3,098
HealthEquity, Inc. *	44,464	2,879

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Hill-Rom Holdings, Inc.	35,195	5,279
ICU Medical, Inc. *	10,700	2,497
Integra LifeSciences Holdings Corp. *	38,900	2,664
Jazz Pharmaceuticals PLC *	32,714	4,260
LHC Group, Inc. *	16,931	2,657
LivaNova PLC *	28,555	2,261
Masimo Corp. *	27,094	7,335
Medpace Holdings, Inc. *	15,329	2,901
Molina Healthcare, Inc. *	31,234	8,474
Nektar Therapeutics *	98,480	1,769
Neogen Corp. *	57,416	2,493
Neurocrine Biosciences, Inc. *	50,647	4,857
NuVasive, Inc. *	27,773	1,662
Option Care Health, Inc. *	74,065	1,797
Patterson Cos., Inc.	46,140	1,391
Penumbra, Inc. *	18,395	4,902
Perrigo Co. PLC	71,522	3,385
Progyny, Inc. *	36,829	2,062
Quidel Corp. *	20,268	2,861
R1 RCM, Inc. *	71,727	1,579
Repligen Corp. *	27,347	7,903
STAAR Surgical Co. *	25,308	3,253
Syneos Health, Inc. *	55,368	4,844
Tandem Diabetes Care, Inc. *	33,721	4,026
Tenet Healthcare Corp. *	57,143	3,797
United Therapeutics Corp. *	24,012	4,432
Total		131,961

Industrials (17.3%)
Acuity Brands, Inc.	19,064	3,305
AECOM *	77,099	4,869
AGCO Corp.	33,026	4,047
ASGN, Inc. *	28,309	3,203
Avis Budget Group, Inc. *	25,284	2,946
Axon Enterprise, Inc. *	35,145	6,151
The Brink’s Co.	26,514	1,678
Builders FirstSource, Inc. *	110,864	5,736
Carlisle Cos., Inc.	27,884	5,543
Clean Harbors, Inc. *	26,684	2,772
Colfax Corp. *	69,362	3,184
Crane Co.	26,726	2,534
Curtiss-Wright Corp.	21,793	2,750
Donaldson Co., Inc.	67,230	3,860
Dycom Industries, Inc. *	16,550	1,179
EMCOR Group, Inc.	28,776	3,320
EnerSys	22,752	1,694
Flowserve Corp.	69,433	2,407

Index 400 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Fluor Corp. *	75,802	1,211
FTI Consulting, Inc. *	18,360	2,473
GATX Corp.	18,975	1,699
Graco, Inc.	90,824	6,355
GXO Logistics, Inc. *	52,752	4,138
Herman Miller, Inc.	40,355	1,520
Hexcel Corp. *	44,754	2,658
Hubbell, Inc.	29,115	5,260
IAA Spinco, Inc. *	71,965	3,927
Insperity, Inc.	19,222	2,129
ITT, Inc.	45,981	3,947
JetBlue Airways Corp. *	170,083	2,601
KAR Auction Services, Inc. *	63,848	1,046
Kennametal, Inc.	44,487	1,523
Kirby Corp. *	31,999	1,535
Knight-Swift Transportation Holdings, Inc.	88,784	4,541
Landstar System, Inc.	20,466	3,230
Lennox International, Inc.	18,296	5,382
Lincoln Electric Holdings, Inc.	31,785	4,094
ManpowerGroup, Inc.	29,029	3,143
MasTec, Inc. *	30,632	2,643
Mercury Systems, Inc. *	29,850	1,416
The Middleby Corp. *	29,763	5,075
MSA Safety, Inc.	19,488	2,839
MSC Industrial Direct Co., Inc. - Class A	25,028	2,007
Nordson Corp.	28,917	6,887
nVent Electric PLC	89,993	2,909
Oshkosh Corp.	36,744	3,761
Owens Corning, Inc.	55,201	4,720
Regal Beloit Corp.	21,809	3,279
Ryder System, Inc.	28,711	2,375
Saia, Inc. *	14,092	3,354
Simpson Manufacturing Co., Inc.	23,193	2,481
Stericycle, Inc. *	49,007	3,331
Sunrun, Inc. *	110,192	4,848
Terex Corp.	37,517	1,579
Tetra Tech, Inc.	28,916	4,318
The Timken Co.	37,195	2,433
The Toro Co.	57,295	5,581
Trex Co., Inc. *	61,716	6,291
Trinity Industries, Inc.	44,660	1,213
Univar Solutions, Inc. *	91,565	2,181
Valmont Industries, Inc.	11,351	2,669
Watsco, Inc.	17,623	4,663
Werner Enterprises, Inc.	33,068	1,464
Woodward, Inc.	34,047	3,854
XPO Logistics, Inc. *	52,768	4,199
Total		215,960

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Information Technology (14.7%)
ACI Worldwide, Inc. *	62,937	1,934
Alliance Data Systems Corp.	26,691	2,693
Amkor Technology, Inc.	53,654	1,339
Arrow Electronics, Inc. *	38,467	4,319
Aspen Technology, Inc. *	36,346	4,463
Avnet, Inc.	53,106	1,963
Belden, Inc.	24,141	1,406
Blackbaud, Inc. *	22,553	1,587
Brooks Automation, Inc.	39,648	4,058
CACI International, Inc. - Class A *	12,602	3,303
CDK Global, Inc.	64,935	2,763
Cerence, Inc. *	20,322	1,953
Ciena Corp. *	82,800	4,252
Cirrus Logic, Inc. *	30,857	2,541
Cognex Corp.	94,567	7,586
Coherent, Inc. *	13,128	3,283
CommVault Systems, Inc. *	24,451	1,841
Concentrix Corp. *	22,912	4,055
Cree, Inc. *	61,813	4,990
Digital Turbine, Inc. *	46,795	3,217
Envestnet, Inc. *	29,089	2,334
Fair Isaac Corp. *	15,192	6,045
First Solar, Inc. *	52,904	5,050
Genpact, Ltd.	92,492	4,394
II-VI, Inc. *	56,023	3,326
j2 Global, Inc. *	25,801	3,525
Jabil Circuit, Inc.	78,040	4,555
KBR, Inc.	75,374	2,970
Lattice Semiconductor Corp. *	72,962	4,717
Littelfuse, Inc.	13,135	3,589
LiveRamp Holdings, Inc. *	36,354	1,717
Lumentum Holdings, Inc. *	40,614	3,393
Manhattan Associates, Inc. *	33,931	5,192
MAXIMUS, Inc.	32,778	2,727
Mimecast, Ltd. *	32,712	2,081
MKS Instruments, Inc.	29,608	4,468
National Instruments Corp.	71,240	2,795
NCR Corp. *	70,327	2,726
NetScout Systems, Inc. *	39,700	1,070
Paylocity Holding Corp. *	21,036	5,899
Qualys, Inc. *	17,842	1,986
Sabre Corp. *	173,375	2,053
SailPoint Technologies Holdings, Inc. *	49,897	2,140
Science Applications International Corp.	30,900	2,644

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Semtech Corp. *	34,820	2,715
Silicon Laboratories, Inc. *	21,690	3,040
SolarEdge Technologies, Inc. *	27,928	7,407
Synaptics, Inc. *	18,837	3,386
SYNNEX Corp.	22,149	2,306
Teradata Corp. *	58,364	3,347
Universal Display Corp.	23,233	3,972
ViaSat, Inc. *	39,246	2,161
Vishay Intertechnology, Inc.	71,214	1,431
Vontier Corp.	90,416	3,038
WEX, Inc. *	23,986	4,225
Xerox Holdings Corp.	73,684	1,486
Total		183,456

Materials (6.0%)
AptarGroup, Inc.	35,240	4,206
Ashland Global Holdings, Inc.	30,226	2,694
Avient Corp.	48,977	2,270
Cabot Corp.	30,380	1,523
The Chemours Co.	88,465	2,571
Cleveland-Cliffs, Inc. *	243,354	4,821
CMC Materials, Inc.	15,570	1,919
Commercial Metals Co.	64,210	1,956
Compass Minerals International, Inc.	18,078	1,164
Eagle Materials, Inc.	22,431	2,942
Grief, Inc. - Class A	14,068	909
Ingevity Corp. *	21,102	1,506
Louisiana-Pacific Corp.	50,967	3,128
Minerals Technologies, Inc.	18,050	1,261
NewMarket Corp.	3,862	1,308
Olin Corp.	77,184	3,724
Reliance Steel & Aluminum Co.	33,968	4,838
Royal Gold, Inc.	35,087	3,350
RPM International, Inc.	69,313	5,382
The Scotts Miracle-Gro Co. - Class A	21,748	3,183
Sensient Technologies Corp.	22,454	2,045
Silgan Holdings, Inc.	44,874	1,721
Sonoco Products Co.	52,694	3,140
Steel Dynamics, Inc.	103,804	6,070
United States Steel Corp.	144,472	3,174
Valvoline, Inc.	96,765	3,017
Worthington Industries, Inc.	17,767	936

Total		74,758

Index 400 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Real Estate (9.7%)
American Campus Communities, Inc.	74,554	3,612
Apartment Income REIT Corp.	84,087	4,104
Brixmor Property Group, Inc.	158,607	3,507
Camden Property Trust	53,811	7,936
CoreSite Realty Corp.	23,638	3,275
Corporate Office Properties Trust	60,200	1,624
Cousins Properties, Inc.	79,301	2,957
CyrusOne, Inc.	66,411	5,141
Douglas Emmett, Inc.	93,938	2,969
EastGroup Properties, Inc.	21,599	3,599
EPR Properties	39,901	1,970
First Industrial Realty Trust, Inc.	69,017	3,594
Healthcare Realty Trust, Inc.	77,922	2,321
Highwoods Properties, Inc.	55,605	2,439
Hudson Pacific Properties, Inc.	81,894	2,151
JBG SMITH Properties	62,188	1,841
Jones Lang LaSalle, Inc. *	27,128	6,730
Kilroy Realty Corp.	56,114	3,715
Lamar Advertising Co. - Class A	46,436	5,268
Life Storage, Inc.	41,883	4,806
The Macerich Co.	114,009	1,905
Medical Properties Trust, Inc.	318,745	6,397
National Retail Properties, Inc.	93,819	4,052

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
National Storage Affiliates Trust	43,633	2,303
OMEGA Healthcare Investors, Inc.	127,958	3,834
Park Hotels & Resorts, Inc. *	126,906	2,429
Pebblebrook Hotel Trust	69,880	1,566
Physicians Realty Trust	116,465	2,052
Potlatch Corp.	35,689	1,841
PS Business Parks, Inc.	10,699	1,677
Rayonier, Inc.	75,798	2,705
Rexford Industrial Realty, Inc.	73,729	4,184
Sabra Health Care REIT, Inc.	118,525	1,745
SL Green Realty Corp.	35,961	2,548
Spirit Realty Capital, Inc.	63,833	2,939
Store Capital Corp.	130,592	4,183
Urban Edge Properties	58,417	1,070
Total		120,989

Utilities (3.2%)
ALLETE, Inc.	28,097	1,672
Black Hills Corp.	33,944	2,130
Essential Utilities, Inc.	119,646	5,513
Hawaiian Electric Industries, Inc.	58,579	2,392
IDACORP, Inc.	27,010	2,792
MDU Resources Group, Inc.	108,000	3,204
National Fuel Gas Co.	48,922	2,570
New Jersey Resources Corp.	51,341	1,787
NorthWestern Corp.	27,599	1,582

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Utilities continued
OGE Energy Corp.	106,919	3,524
ONE Gas, Inc.	28,550	1,809
PNM Resources, Inc.	46,029	2,278
Southwest Gas Holdings, Inc.	31,720	2,122
Spire, Inc.	27,531	1,684
UGI Corp.	111,738	4,762
Total		39,821

Total Common Stocks (Cost: $837,499)		1,236,085

Short-Term Investments (1.1%)
Governments (0.1%)
US Treasury 0.010%, 1/27/22 b	915,000	915
Total		915

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	12,812,763	12,813
Total		12,813

Total Short-Term Investments (Cost: $13,727)		13,728

Total Investments (100.0%) (Cost: $851,226)@		1,249,813

Other Assets, Less Liabilities (0.0%)		100

Net Assets (100.0%)		1,249,913

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

S&P 400 Mini Index Futures	Long	USD	5	54	12/21	$14,219	$(334)	$(221)

							$(334)	$(221)

Index 400 Stock Portfolio

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(221)	$(221)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b

Cash or securities with an aggregate value of $915 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2021.

#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $851,226 and the net unrealized appreciation of investments based on that cost was $398,253 which is comprised of $429,504 aggregate gross unrealized appreciation and $31,251 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Common Stocks	$1,236,085	$—	$—
Short-Term Investments
Money Market Funds	12,813	—	—
All Others	—	915	—

Total Assets:	$1,248,898	$915	$—

Liabilities:
Other Financial Instruments^
Futures	(334)	—	—

Total Liabilities:	$(334)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand